Subsequent Events	1 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events occurring after March 31, 2015 through the date the financial statements are available for issuance. Subsequent to the period ended March 31, 2015, the Company issued 426,500 shares of restricted common stock to various investors and consultants at $0.10 per share.

On April 30, 2015, David Behrend, the sole director and officer of the Company transferred all his shares in the Company to Jacaranda Investments, Inc., a corporation, which he owns 100% of the controlling interest.